Goodwill and Acquired Intangible Assets - Book Basis and Fair Value of Equity for Reporting Units (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
FFELP Loans [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	$ 1,777
Fair Value of Equity	3,766
$ Difference	1,989
% Difference	112.00%
Servicing [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	123
Fair Value of Equity	1,290
$ Difference	1,167
% Difference	949.00%
Consumer Lending [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	1,920
Fair Value of Equity	2,914
$ Difference	$ 994
% Difference	52.00%